Acquisitions - TransFirst - Acquisition Costs and Actual Operating Results since Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisitions
Share-based compensation	$ 48,758	$ 42,409	$ 43,728
Selling, general and administrative expenses
Acquisitions
Share-based compensation	$ 48,800	$ 42,400	$ 43,700